[Willkie Farr & Gallagher LLP Letterhead]

May 15, 2017

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

Re:	Clough Global Dividend and Income Fund (811-21583)

Dear Commissioners:

On behalf of the Clough Global Dividend and Income Fund (the “Fund”), attached hereto is a preliminary proxy statement pursuant to Schedule 14A including a preliminary notice of a meeting of shareholders, preliminary proxy statement, and form of proxy card to be furnished to the shareholders of the Fund in connection with a meeting of shareholders scheduled to be held on August 3, 2017.

If you have any comments or questions regarding this filing, please contact me at 212.728.8970.

Sincerely,

/s/ P. Jay Spinola
P. Jay Spinola
Willkie Farr & Gallagher LLP

cc:	Sareena Khwaja-Dixon, Vice President and Senior Counsel, ALPS Fund Services, Inc.
Clifford Alexander, K&L Gates LLP